Note 10 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Goodwill [Table Text Block]
	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2021	$256,435	$586,927	$843,362
Goodwill acquired during the year	2,219	37,787	40,006
Other items	2,562	2,117	4,679
Foreign exchange	(1,412)	(549)	(1,961)
Balance, December 31, 2022	259,804	626,282	886,086
Goodwill acquired during the year	59,456	230,290	289,746
Other items	555	2,722	3,277
Foreign exchange	503	213	716
Balance, December 31, 2023	$320,318	$859,507	$1,179,825